Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

	2023	2022[2]
	£m	£m
Goodwill	—	—
Other intangible assets[1]	203	91
At 31 Dec	203	91
1 Included within the group's other intangible assets is internally generated software with a net carrying amount of £198m (2022: £87m). During 2023, capitalisation of internally generated software was £120m (2022: £47m), net impairment reversal was £(78)m (2022: £(13)m) and amortisation was £91m (2022: £34m).
2 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.